Parent Company Only Condensed Financial Information - Schedule of Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 FCBC [Member]	Dec. 31, 2012 FCBC [Member]
Assets:
Cash				$ 32,572	$ 9,291
Securities available for sale	199,613	203,961		449	434
Investment in bank subsidiary				111,121	115,426
Investment in nonbank subsidiaries				12,595	12,585
Other assets	9,509	9,304		5,210	4,015
Total assets	1,167,546	1,136,971		161,947	141,751
Liabilities and Shareholders' Equity:
Deferred income taxes and other liabilities				4,144	8,344
Subordinated debentures	29,427	29,427		29,427	29,427
Preferred stock				46,316	23,184
Common stock	114,365	114,365		114,365	114,365
Accumulated deficit	10,823	14,687		(10,823)	(14,687)
Treasury Stock	(17,235)	(17,235)		(17,235)	(17,235)
Accumulated other comprehensive loss	4,247	1,647	168	(4,247)	(1,647)
Total liabilities and shareholders' equity	$ 1,167,546	$ 1,136,971		$ 161,947	$ 141,751